Significant Accounting Policies - Right-of-use Assets (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Significant Accounting Policies
Estimated useful life and lease term	1 year
Buildings | Maximum
Significant Accounting Policies
Estimated useful life and lease term	10 years
Equipment
Significant Accounting Policies
Estimated useful life and lease term	4 years